SHARE-BASED COMPENSATION (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	10 years
Net Amount at Risk by Product and Guarantee, Weighted Average Period Remaining	13 months	21 months
Comtech Broadband [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			$ 4,800
Fair Value Inputs, Discount for Lack of Marketability			20.00%
2009 Incentive Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	8,427	7,351
Share Based Compensation Arrangement By Share Based Payment Award Options Non Vested In Period Fair Value	9,066	14,022
2004 Incentive Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	2,500,000
2006 Incentive Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	4,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	1,977	2,826	8,094
Share Based Compensation Arrangement By Share Based Payment Award Options Non Vested In Period Fair Value	$ 494	$ 2,472